SCHEDULE OF RE-DESIGNATED ORDINARY SHARES ISSUED AND OUTSTANDING (Details) - shares	Sep. 15, 2026	Jun. 30, 2026	May 08, 2026	Dec. 31, 2025	Dec. 04, 2018
Class of Stock [Line Items]
Ordinary shares, shares issued		26,330,471	26,330,471	156,434	50,000
Ordinary shares, shares outstanding		26,330,471	26,330,471	156,434
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	26,330,471
Ordinary shares, shares outstanding	26,330,471
Changbin Xia [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	135,000
Ordinary shares, shares outstanding	135,000
Changbin Xia [Member] | Subsequent Event [Member] | Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	135,000
Ordinary shares, shares outstanding	135,000
Union International Company Limited [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	73
Ordinary shares, shares outstanding	73
Union International Company Limited [Member] | Subsequent Event [Member] | Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	73
Ordinary shares, shares outstanding	73
All Other Shareholders [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	26,195,398
Ordinary shares, shares outstanding	26,195,398
All Other Shareholders [Member] | Subsequent Event [Member] | Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	26,195,398
Ordinary shares, shares outstanding	26,195,398